Basic and diluted net loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Basic and diluted net loss per share
Basic and diluted net loss per share
23.	Basic and diluted net loss per share:

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Three months ended June 30,		Six months ended June 30,
	2026	2025(1)	2026	2025(1)
Net loss for the period	$83,692	$4,022	$122,504	$9,710
F1 preferred shares deemed dividend	—	—	—	1,694
Loss attributable to common shareholders	83,692	4,022	122,504	11,404
Basic and diluted weighted average number of shares outstanding	14,440,768	1,317,732	14,435,062	1,317,220
Net loss per share attributable to common shareholders, basic and diluted	$5.80	$3.05	$8.49	$8.66
(1)	The weighted average shares outstanding for the three and six month periods ended June 30, 2025 have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.

In each of the three and six month periods ended June 30, 2026 and 2025, the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.

23.	Basic and diluted net loss per share: (continued)

In accordance with ASC 260, equity-classified warrants exercisable into common shares for little or no additional cash consideration have been included in the weighted average common shares used to calculate basic and diluted loss per share.

The 3,500,000 Class B common shares issued during the six months ended June 30, 2026 classified as temporary equity have been excluded from the weighted average common shares used to calculate basic and diluted loss per share as the shares are considered contingently returnable shares per ASC 260-10-45-13.

The total amounts of outstanding stock options (including both equity-classified and liability-classified stock options), warrants (including SIF Warrants and Preferred Share Warrants), convertible notes, SAFEs and redeemable convertible preferred shares have been excluded from diluted net loss per share as their inclusion would be anti-dilutive based on the loss per share for all periods presented. These instruments may be dilutive in future periods.

25.	Basic and diluted net loss per share:

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Year-ended December 31
	2025	2024
Net loss for the year	$31,370	$57,770
F1 preferred shares deemed dividend	1,694	3,384
Rights offering deemed dividend	459
Loss attributable to common shareholders	$33,523	$61,154
Basic and diluted weighted average number of shares outstanding	6,209,121	1,307,771
Net loss per share attributable to common shareholders, basic and diluted	$5.40	$46.76
(1)	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.

In each of the years ended December 31, 2025 and 2024, the Company was in a loss position and therefore diluted loss per share is equal to basic loss per share.

The total amounts of outstanding stock options (including both equity-classified and liability-classified stock options), warrants (including SIF Warrants), convertible notes, SAFEs and redeemable convertible preferred shares have been excluded from diluted net loss per share as their inclusion would be anti-dilutive based on the loss per share for all periods presented. These instruments may be dilutive in future periods.